Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Sales revenue	¥ 14,552,696	¥ 13,170,519	¥ 14,931,009
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	9,296,091	8,934,468	8,584,666
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	14,552,696	13,170,519	14,931,009
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,036,832	3,050,270	3,003,416
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,354,532	2,190,797	2,307,523
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	4,490,562	4,242,405	4,007,268
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	6,728,800	6,291,857	7,091,136
Other Countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	1,768,697	1,641,793	1,573,982
Other Countries [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 5,469,364	¥ 4,687,865	¥ 5,532,350